UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-121

Name of Registrant:	Vanguard Wellington Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1:	Schedule of Investments

Vanguard Wellington Fund Schedule of Investments February 29, 2008
			Shares	Market Value ($000)

Common Stocks (64.4%)

* Comcast Corp. Class A			19,499,300	381,016
McDonald's Corp.			4,622,600	250,129
Honda Motor Co., Ltd ADR			7,358,600	225,173
The Walt Disney Co.			6,926,300	224,481
Staples, Inc.			9,787,800	217,779
Time Warner, Inc.			13,898,800	216,960
* Viacom Inc. Class B			4,871,000	193,622
NIKE, Inc. Class B			2,220,700	133,686
Home Depot, Inc.			2,959,600	78,577

				1,921,423

Consumer Staples (8.1%)
Wal-Mart Stores, Inc.			11,578,200	574,163
The Procter & Gamble Co.			8,195,375	542,370
Nestle SA ADR			3,642,000	434,309
Altria Group, Inc.			5,915,600	432,667
PepsiCo, Inc.			4,800,800	333,944
Colgate-Palmolive Co.			3,957,500	301,126
The Coca-Cola Co.			4,461,900	260,843
Kimberly-Clark Corp.			3,807,300	248,160
Sysco Corp.			7,458,100	209,274
SABMiller PLC			8,507,161	176,742
Kraft Foods Inc.			5,189,700	161,763
Walgreen Co.			3,247,100	118,552
British American Tobacco PLC			1,942,540	72,839
Unilever NV ADR			2,329,400	72,444
^ SABMiller PLC ADR			1,261,800	26,403

				3,965,599

Energy (11.0%)
Chevron Corp.			9,763,100	846,070
ExxonMobil Corp.			9,001,200	783,194
Total SA ADR			10,004,000	754,202
EnCana Corp.			7,231,304	551,098
ConocoPhillips Co.			5,789,863	478,880
XTO Energy, Inc.			6,084,600	375,481
Schlumberger Ltd.			3,815,000	329,807
Anadarko Petroleum Corp.			4,548,000	289,890
Petroleo Brasileiro SA ADR			2,237,000	262,490
Eni SpA ADR			3,434,700	236,754
Marathon Oil Corp.			4,349,900	231,241
Royal Dutch Shell PLC ADR Class A			1,805,510	129,004
Sasol Ltd. Sponsored ADR			2,495,500	127,795

				5,395,906

Financials (9.2%)
Bank of America Corp.			19,133,099	760,349
ACE Ltd.			6,400,000	359,936
State Street Corp.			4,503,900	353,781
UBS AG (New York Shares)			9,008,300	291,328
American International Group, Inc.			5,954,500	279,028
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered)			1,574,942	277,562
ING Groep NV - Sponsored ADR			8,246,000	274,674
Wachovia Corp.			8,785,500	269,012
The Hartford Financial Services Group Inc.			3,519,600	246,020
Citigroup, Inc.			9,481,300	224,802
Capital One Financial Corp.			4,854,300	223,443
Prudential Financial, Inc.			2,751,600	200,784
PNC Financial Services Group			2,743,598	168,539
Merrill Lynch & Co., Inc.			2,816,800	139,601
Freddie Mac			4,484,600	112,922
JPMorgan Chase & Co.			2,331,776	94,787
U.S. Bancorp			2,882,600	92,301
Vornado Realty Trust REIT			776,500	64,884
^ MBIA, Inc.			3,796,900	49,246

				4,482,999

Health Care (7.3%)
Eli Lilly & Co.			12,491,800	624,840
Abbott Laboratories			10,668,800	571,314
Medtronic, Inc.			10,627,300	524,564
Schering-Plough Corp.			18,203,400	395,014
Bristol-Myers Squibb Co.			14,225,200	321,632
Wyeth			7,177,000	313,061
Teva Pharmaceutical Industries
Ltd. Sponsored ADR			4,884,600	239,687
AstraZeneca Group PLC ADR			5,935,800	223,364
Sanofi-Aventis ADR			4,233,103	157,006
Cardinal Health, Inc.			1,669,600	98,740
Covidien Ltd.			1,164,700	49,838
UCB SA			999,710	47,388

				3,566,448

Industrials (7.9%)
General Electric Co.			25,679,900	851,032
Deere & Co.			6,699,500	570,864
Canadian National Railway Co.			6,312,300	333,163
Lockheed Martin Corp.			3,015,000	311,148
Waste Management, Inc.			9,302,900	305,414
United Parcel Service, Inc.			3,610,200	253,580
Northrop Grumman Corp.			2,957,400	232,481
FedEx Corp.			2,479,900	218,554
Avery Dennison Corp.			3,565,200	182,966
3M Co.			2,201,800	172,621
Parker Hannifin Corp.			1,987,350	128,442
Illinois Tool Works, Inc.			2,111,800	103,626
Honeywell International Inc.			1,343,000	77,276
Emerson Electric Co.			1,438,400	73,301
The Boeing Co.			584,761	48,412

				3,862,880

Information Technology (6.5%)
International Business Machines Corp.			6,612,100	752,854
Applied Materials, Inc.			16,700,000	320,139
Microsoft Corp.			10,602,000	288,586
Accenture Ltd.			7,753,500	273,311
Texas Instruments, Inc.			7,966,800	238,685
Automatic Data Processing, Inc.			5,357,600	214,036
Keyence Corp.			648,700	151,362
Canon, Inc.			3,349,111	150,125
QUALCOMM Inc.			3,528,500	149,503
Hewlett-Packard Co.			2,971,800	141,963
ASML Holding NV			5,910,023	141,921
Intel Corp.			6,882,800	137,312
* Autodesk, Inc.			3,997,900	124,295
* ASML Holding NV (New York Shares)			3,556,844	85,649
Maxim Integrated Products, Inc.			1,553,200	28,385

				3,198,126

Materials (4.1%)
Syngenta AG ADR			6,251,600	358,342
International Paper Co.			8,439,300	267,526
Alcoa Inc.			6,936,100	257,607
E.I. du Pont de Nemours & Co.			5,453,100	253,133
Companhia Vale do Rio Doce ADR			6,486,172	225,978
Rohm & Haas Co.			4,185,400	224,379
Air Products & Chemicals, Inc.			1,549,507	141,516
Newmont Mining Corp. (Holding Co.)			2,628,800	134,516
Dow Chemical Co.			3,269,000	123,209

				1,986,206

Telecommunication Services (2.9%)
AT&T Inc.			32,940,885	1,147,331
Verizon Communications Inc.			8,178,400	297,039

				1,444,370

Utilities (3.5%)
Exelon Corp.			8,506,000	636,674
FPL Group, Inc.			6,014,800	362,632
Dominion Resources, Inc.			7,270,000	290,364
Veolia Environment ADR			2,052,300	182,757
PG&E Corp.			4,764,600	179,435
Progress Energy, Inc.			1,710,500	71,687

				1,723,549

Total Common Stocks
(Cost $24,424,089)				31,547,506

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency
Obligations (2.0%)

Mortgage-Backed Securities (2.0%)
Conventional Mortgage-
Backed Securities (1.8%)
1 Government National Mortgage Assn.	5.000%	1/15/2030-12/15/2035	309,550	310,260
1 Government National Mortgage Assn.	5.500%	1/15/2029-4/15/2036	478,970	490,392
1 Government National Mortgage Assn.	6.000%	3/15/2028-1/15/2033	35,813	37,237
1 Government National Mortgage Assn.	6.500%	1/15/2031-1/15/2032	16,596	17,414
1 Government National Mortgage Assn.	7.000%	11/15/2031-11/15/2033	13,597	14,448
1 Government National Mortgage Assn.	8.000%	6/15/2017	46	49
Nonconventional Mortgage
-Backed Securities (0.2%)
1 2 Federal Home Loan Mortgage Corp.	4.000%	3/15/2019-9/15/2019	68,295	64,981
1 2 Federal National Mortgage Assn.	4.000%	2/25/2019	19,895	18,943
1 Government National Mortgage Assn.	5.500%	6/16/2023	19,858	20,547

				974,271

Total U.S. Government and Agency Obligations
(Cost $959,094)				974,271

Corporate Bonds (29.1%)

Asset-Backed/Commercial Mortgage
-Backed Securities (3.5%)
1 Adjustable Rate Mortgage Trust	5.689%	3/25/2036	11,889	11,276
1 3 Aesop Funding II LLC	3.950%	4/20/2009	14,533	14,532
1 3 American Mortgage Trust	5.419%	4/15/2037	50,075	49,686
1 AmeriCredit Automobile Receivables Trust	3.930%	10/6/2011	9,607	9,342
1 Banc of America Commercial Mortgage, Inc.	5.739%	5/10/2045	41,450	41,089
1 Bank One Issuance Trust	3.860%	6/15/2011	40,000	40,095
1 Bank One Issuance Trust	3.450%	10/17/2011	40,000	40,047
1 Bear Stearns Commercial
Mortgage Securities, Inc.	5.610%	11/15/2033	17,250	18,422
1 Bear Stearns Commercial
Mortgage Securities, Inc.	5.464%	4/12/2038	28,720	28,117
1 Bear Stearns Commercial
Mortgage Securities, Inc.	4.740%	3/13/2040	25,000	23,946
1 Bear Stearns Commercial
Mortgage Securities, Inc.	4.674%	6/11/2041	20,960	19,611
1 Bear Stearns Commercial
Mortgage Securities, Inc.	5.540%	9/11/2041	20,300	19,688
1 Bear Stearns Commercial
Mortgage Securities, Inc.	5.537%	10/12/2041	37,215	35,987
1 Bear Stearns Commercial
Mortgage Securities, Inc.	4.825%	11/11/2041	49,980	46,454
1 Bear Stearns Commercial
Mortgage Securities, Inc.	4.933%	2/13/2042	19,160	18,263
1 Bear Stearns Commercial
Mortgage Securities, Inc.	4.871%	9/11/2042	24,700	23,302
1 Bear Stearns Commercial
Mortgage Securities, Inc.	5.154%	10/12/2042	49,915	48,098
1 CarMax Auto Owner Trust	4.910%	1/18/2011	21,520	21,856
1 Chase Commercial Mortgage
Securities Corp.	6.390%	11/18/2030	22,264	22,572
1 Chase Issuance Trust	4.650%	12/17/2012	40,000	41,274
1 Citigroup/Deutsche Bank
Commercial Mortgage Trust	5.225%	7/15/2044	44,400	42,969
1 Commercial Mortgage Pass
-Through Certificates	5.768%	6/10/2046	49,000	48,613
1 Countrywide Home Loans	6.000%	5/25/2037	19,844	19,740
1 Credit Suisse Mortgage
Capital Certificates	5.554%	2/15/2039	50,000	48,883
1 Credit Suisse Mortgage
Capital Certificates	5.467%	9/15/2039	37,605	36,245
1 DaimlerChrysler Auto Trust	4.980%	2/8/2011	18,435	18,512
1 Greenwich Capital Commercial
Funding Corp.	4.915%	1/5/2036	47,700	45,678
1 Greenwich Capital Commercial
Funding Corp.	5.317%	6/10/2036	25,535	25,310
1 Greenwich Capital Commercial
Funding Corp.	4.799%	8/10/2042	48,375	44,785
1 GS Mortgage Securities Corp. II	5.396%	8/10/2038	25,100	24,251
1 GS Mortgage Securities Corp. II	4.751%	7/10/2039	20,000	18,831
1 GS Mortgage Securities Corp. II	5.560%	11/10/2039	15,000	14,545
1 4 GSAMP Trust	3.395%	11/25/2035	14,329	14,269
1 GSR Mortgage Loan Trust	5.788%	5/25/2047	45,014	44,709
1 Honda Auto Receivables Owner Trust	3.820%	5/21/2010	16,107	16,110
1 Household Automotive Trust	5.280%	9/17/2011	59,652	60,754
1 JPMorgan Chase Commercial
Mortgage Securities	4.899%	1/12/2037	25,440	23,756
1 JPMorgan Chase Commercial
Mortgage Securities	5.179%	12/15/2044	50,000	48,303
1 LB-UBS Commercial Mortgage Trust	4.954%	9/15/2030	14,119	13,439
1 LB-UBS Commercial Mortgage Trust	5.883%	6/15/2038	43,851	43,815
1 LB-UBS Commerical Mortgage Trust	6.462%	3/15/2031	18,325	20,120
1 3 Marriott Vacation Club Owner Trust	5.362%	10/20/2028	10,745	11,247
1 Morgan Stanley Capital I	5.810%	8/12/2041	50,000	49,721
1 Morgan Stanley Capital I	4.780%	12/13/2041	50,000	46,289
1 Morgan Stanley Capital I	5.230%	9/15/2042	16,905	16,322
1 Morgan Stanley Capital I	4.700%	7/15/2056	38,470	35,407
1 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	26,000	24,322
1 Morgan Stanley Mortgage Loan Trust	6.000%	8/25/2037	17,352	17,537
1 Nissan Auto Lease Trust	5.110%	3/15/2010	40,000	40,624
1 Nomura Asset Securities Corp.	6.590%	3/15/2030	2,725	2,739
1 Nomura Asset Securities Corp.	6.690%	3/15/2030	13,000	14,331
1 Onyx Acceptance Owner Trust	3.910%	9/15/2011	13,470	13,494
1 PSE&G Transition Funding LLC	6.450%	3/15/2013	10,000	10,768
1 Sequoia Mortgage Trust	5.787%	2/20/2047	68,827	69,742
1 USAA Auto Owner Trust	4.130%	11/15/2011	24,000	24,053
1 Wachovia Auto Owner Trust	4.930%	11/20/2012	25,000	25,241
1 Wells Fargo Mortgage Backed
Securities Trust	6.022%	9/25/2036	36,308	36,337
1 WFS Financial Owner Trust	3.930%	2/17/2012	21,250	21,252
1 World Omni Auto Receivables Trust	3.820%	11/14/2011	8,895	8,905

				1,715,625

Finance (12.3%)
Banking (4.8%)
Bank of America Corp.	5.875%	2/15/2009	25,000	25,660
Bank of America Corp.	4.375%	12/1/2010	10,000	10,337
Bank of America Corp.	5.300%	3/15/2017	68,000	68,485
Bank of America Corp.	5.625%	3/8/2035	96,180	81,571
Bank of America Corp.	6.000%	10/15/2036	30,000	29,309
Bank of America Corp.	8.000%	12/29/2049	25,000	26,700
Bank of New York Mellon	5.125%	11/1/2011	44,000	45,837
Bank of New York Mellon	4.950%	11/1/2012	30,000	31,214
Bank of New York Mellon	4.950%	3/15/2015	58,655	58,038
Bank One Corp.	7.875%	8/1/2010	15,000	16,464
3 Barclays Bank PLC	5.926%	12/15/2049	70,000	62,460
BB&T Corp.	4.900%	6/30/2017	8,045	7,629
BB&T Corp.	5.250%	11/1/2019	8,000	7,676
1 3 BTMU Curacao Holdings NV	4.760%	7/21/2015	47,895	49,113
Citicorp	6.375%	11/15/2008	15,000	15,281
Citigroup, Inc.	4.625%	8/3/2010	19,400	19,949
Citigroup, Inc.	5.300%	10/17/2012	50,000	51,339
Citigroup, Inc.	5.850%	8/2/2016	30,000	30,759
Citigroup, Inc.	6.125%	11/21/2017	64,960	67,089
Citigroup, Inc.	6.625%	6/15/2032	45,000	44,902
Citigroup, Inc.	6.125%	8/25/2036	30,000	27,493
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	45,000	45,877
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	15,000	16,285
Deutsche Bank AG London	5.375%	10/12/2012	41,245	43,257
Deutsche Bank Financial LLC	5.375%	3/2/2015	59,215	59,712
Fifth Third Bank	4.200%	2/23/2010	60,000	61,087
Golden West Financial Corp.	4.750%	10/1/2012	10,000	10,144
3 HBOS Treasury Services PLC	6.000%	11/1/2033	80,500	73,067
HSBC Bank USA	4.625%	4/1/2014	19,710	19,246
HSBC Holdings PLC	6.500%	5/2/2036	25,000	24,026
Huntington National Bank	4.900%	1/15/2014	16,375	15,472
Huntington National Bank	5.500%	2/15/2016	16,000	15,276
JPMorgan Chase & Co.	4.500%	11/15/2010	25,000	25,903
JPMorgan Chase & Co.	6.750%	2/1/2011	25,115	26,886
JPMorgan Chase & Co.	5.125%	9/15/2014	50,000	50,483
JPMorgan Chase & Co.	5.250%	5/1/2015	40,000	40,449
Mellon Bank NA	4.750%	12/15/2014	4,750	4,764
Mellon Funding Corp.	5.000%	12/1/2014	30,000	30,340
3 Mizuho Finance (Cayman)	5.790%	4/15/2014	50,000	52,242
National City Bank	4.150%	8/1/2009	8,630	8,573
National City Bank	7.250%	7/15/2010	25,000	26,730
National City Bank of Pennsylvania	7.250%	10/21/2011	20,000	20,640
National City Corp.	3.200%	4/1/2008	10,000	9,997
National City Corp.	6.875%	5/15/2019	13,950	13,751
Northern Trust Co.	5.300%	8/29/2011	36,320	38,060
Northern Trust Co.	5.200%	11/9/2012	34,940	36,883
Northern Trust Co.	4.600%	2/1/2013	5,925	6,195
3 Overseas Chinese Banking Corp.	7.750%	9/6/2011	14,805	16,502
Paribas NY	6.950%	7/22/2013	40,000	44,944
PNC Bank NA	4.875%	9/21/2017	50,000	47,595
Regions Bank	6.450%	6/26/2037	26,000	23,740
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	40,775	43,235
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	9,700	9,472
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	19,510	19,199
Royal Bank of Scotland Group PLC	4.700%	7/3/2018	10,000	9,212
3 Santander U.S. Debt, S.A. Unipersonal	4.750%	10/21/2008	47,100	47,846
State Street Corp.	5.375%	4/30/2017	76,315	75,847
SunTrust Banks, Inc.	4.250%	10/15/2009	9,680	9,872
UBS AG	5.875%	7/15/2016	60,000	62,797
UFJ Finance Aruba AEC	6.750%	7/15/2013	50,000	54,860
US Bank NA	6.375%	8/1/2011	17,940	19,226
US Bank NA	6.300%	2/4/2014	30,000	32,404
Wachovia Bank NA	4.375%	8/15/2008	15,000	15,045
Wachovia Bank NA	6.600%	1/15/2038	60,000	58,369
Wachovia Corp.	4.375%	6/1/2010	19,400	19,849
Washington Mutual Bank	5.125%	1/15/2015	10,000	8,690
Wells Fargo & Co.	6.375%	8/1/2011	15,000	16,134
Wells Fargo & Co.	5.125%	9/1/2012	10,000	10,401
Wells Fargo & Co.	5.250%	10/23/2012	50,000	52,493
Wells Fargo & Co.	4.950%	10/16/2013	15,000	15,438
Wells Fargo & Co.	5.125%	9/15/2016	25,000	25,266
Wells Fargo Bank NA	6.450%	2/1/2011	5,000	5,364
Wells Fargo Financial	5.500%	8/1/2012	20,000	21,161
World Savings Bank, FSB	4.500%	6/15/2009	14,845	15,101
World Savings Bank, FSB	4.125%	12/15/2009	33,045	33,561
Brokerage (2.0%)
Ameriprise Financial Inc.	5.350%	11/15/2010	22,605	23,427
Dean Witter, Discover & Co.	6.750%	10/15/2013	25,775	28,397
Dean Witter, Discover & Co.	7.070%	2/10/2014	17,500	18,756
Goldman Sachs Group, Inc.	5.000%	1/15/2011	30,000	31,026
Goldman Sachs Group, Inc.	5.300%	2/14/2012	75,000	78,445
Goldman Sachs Group, Inc.	5.350%	1/15/2016	70,000	70,085
Goldman Sachs Group, Inc.	5.625%	1/15/2017	40,000	39,846
Goldman Sachs Group, Inc.	5.950%	1/18/2018	44,000	44,719
Goldman Sachs Group, Inc.	6.450%	5/1/2036	50,000	46,853
Goldman Sachs Group, Inc.	6.750%	10/1/2037	43,995	41,226
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	25,000	25,089
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	50,000	51,824
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	50,000	49,453
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	25,000	24,242
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	25,000	24,859
Lehman Brothers Holdings, Inc.	6.875%	7/17/2037	50,000	46,185
^ Merrill Lynch & Co., Inc.	5.770%	7/25/2011	30,000	30,826
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	70,000	69,459
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	23,000	23,541
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	25,000	22,842
Morgan Stanley Dean Witter	4.000%	1/15/2010	10,000	10,067
Morgan Stanley Dean Witter	6.600%	4/1/2012	20,000	21,357
Morgan Stanley Dean Witter	4.750%	4/1/2014	70,000	67,704
Morgan Stanley Dean Witter	5.450%	1/9/2017	70,000	69,319
Morgan Stanley Dean Witter	6.250%	8/9/2026	20,000	19,132
Finance Companies (1.7%)
American Express Bank, FSB	5.550%	10/17/2012	50,000	52,212
American Express Centurion Bank	4.375%	7/30/2009	10,000	10,100
American Express Co.	4.750%	6/17/2009	20,000	20,365
3 American Express Travel	5.250%	11/21/2011	35,000	35,889
Capital One Bank	6.500%	6/13/2013	20,705	20,424
Capital One Capital IV	6.745%	2/17/2037	33,000	23,251
Capital One Financial	5.700%	9/15/2011	31,150	30,985
CIT Group, Inc.	4.125%	11/3/2009	25,000	24,194
CIT Group, Inc.	7.625%	11/30/2012	27,660	27,794
Countrywide Home Loan	5.625%	7/15/2009	20,000	18,400
3 FGIC Corp.	6.000%	1/15/2034	14,635	2,927
General Electric Capital Corp.	6.125%	2/22/2011	19,400	20,778
General Electric Capital Corp.	5.875%	2/15/2012	30,000	31,980
General Electric Capital Corp.	8.125%	5/15/2012	30,000	34,473
General Electric Capital Corp.	6.000%	6/15/2012	15,000	16,108
General Electric Capital Corp.	5.250%	10/19/2012	60,000	62,780
General Electric Capital Corp.	5.450%	1/15/2013	40,000	42,307
General Electric Capital Corp.	5.400%	2/15/2017	20,000	20,484
General Electric Capital Corp.	6.750%	3/15/2032	30,000	32,279
General Electric Capital Corp.	6.150%	8/7/2037	37,800	37,634
HSBC Finance Corp.	5.700%	6/1/2011	19,230	19,628
HSBC Finance Corp.	6.375%	10/15/2011	75,000	78,622
HSBC Finance Corp.	5.500%	1/19/2016	25,000	24,253
International Lease Finance Corp.	5.400%	2/15/2012	50,000	51,051
International Lease Finance Corp.	5.300%	5/1/2012	50,000	50,651
Transamerica Financial Corp.	6.400%	9/15/2008	29,265	29,580
1 3 US Trade Funding Corp.	4.260%	11/15/2014	18,160	19,309
Insurance (3.2%)
ACE Capital Trust II	9.700%	4/1/2030	20,000	23,128
ACE INA Holdings, Inc.	5.800%	3/15/2018	44,860	45,262
3 AIG SunAmerica Global Financing VI	6.300%	5/10/2011	60,000	64,548
Allstate Corp.	7.200%	12/1/2009	40,000	42,646
Allstate Corp.	5.000%	8/15/2014	10,000	10,282
1 Allstate Corp.	6.125%	5/15/2037	30,000	28,433
1 Allstate Corp.	6.500%	5/15/2057	20,000	17,594
American International Group, Inc.	4.700%	10/1/2010	34,400	34,997
American International Group, Inc.	6.250%	3/15/2037	24,040	20,230
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50,000	52,536
Chubb Corp.	6.000%	5/11/2037	50,000	45,760
Cincinnati Financial Corp.	6.920%	5/15/2028	20,000	21,116
3 Farmers Exchange Capital	7.050%	7/15/2028	25,000	24,283
3 Frank Russell Co.	5.625%	1/15/2009	30,000	30,633
General Reinsurance Corp.	9.000%	9/12/2009	32,000	34,780
Genworth Financial, Inc.	5.125%	3/15/2011	47,825	48,937
Genworth Financial, Inc.	5.750%	5/15/2013	25,000	25,735
1 Genworth Financial, Inc.	6.150%	11/15/2066	50,000	42,380
Hartford Financial Services Group, Inc.	7.900%	6/15/2010	35,000	38,598
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	9,000	9,054
Hartford Financial Services Group, Inc.	4.750%	3/1/2014	15,000	14,227
Hartford Life, Inc.	5.200%	2/15/2011	24,185	25,224
ING USA Global	4.500%	10/1/2010	25,000	25,744
3 Jackson National Life Insurance Co.	8.150%	3/15/2027	39,480	48,918
John Hancock Financial Services	5.625%	12/1/2008	16,080	16,375
3 Liberty Mutual Insurance Co.	7.875%	10/15/2026	31,210	32,814
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	25,000	26,009
3 MassMutual Global Funding II	3.500%	3/15/2010	50,000	50,349
Mercury General Corp.	7.250%	8/15/2011	20,000	21,738
3 MetLife Global Funding I	4.500%	5/5/2010	20,000	20,568
3 MetLife Global Funding I	5.125%	11/9/2011	30,000	31,301
3 Metropolitan Life Insurance Co.	7.700%	11/1/2015	51,000	59,208
3 New York Life Global Funding	3.875%	1/15/2009	4,285	4,308
3 New York Life Global Funding	5.250%	10/16/2012	30,120	31,565
3 New York Life Insurance	5.875%	5/15/2033	55,395	52,288
3 Pacific Life Global Funding	3.750%	1/15/2009	38,415	38,609
Principal Life Income Funding	5.125%	3/1/2011	42,935	45,045
Protective Life Secured Trust	3.700%	11/24/2008	35,000	35,061
Protective Life Secured Trust	4.850%	8/16/2010	15,205	15,779
Prudential Financial, Inc.	5.800%	6/15/2012	25,080	26,486
Prudential Financial, Inc.	5.150%	1/15/2013	29,115	29,875
Prudential Financial, Inc.	4.750%	4/1/2014	28,700	28,136
Prudential Financial, Inc.	5.100%	9/20/2014	10,000	9,956
3 TIAA Global Markets	5.125%	10/10/2012	46,100	48,758
Torchmark Corp.	7.875%	5/15/2023	45,000	51,042
UnitedHealth Group, Inc.	4.125%	8/15/2009	23,950	24,051
UnitedHealth Group, Inc.	4.750%	2/10/2014	10,000	9,508
UnitedHealth Group, Inc.	6.000%	11/15/2017	36,000	36,766
XL Capital Ltd.	6.500%	1/15/2012	50,000	48,755
Real Estate Investment Trusts (0.5%)
ERP Operating LP	5.375%	8/1/2016	9,675	8,671
Kimco Realty Corp.	5.783%	3/15/2016	4,750	4,405
ProLogis	5.625%	11/15/2016	35,600	32,600
Realty Income Corp.	6.750%	8/15/2019	36,095	35,530
Simon Property Group Inc.	5.100%	6/15/2015	50,000	45,905
Simon Property Group Inc.	6.100%	5/1/2016	49,050	47,879
Simon Property Group Inc.	5.875%	3/1/2017	20,000	19,055
3 Westfield Group	5.700%	10/1/2016	60,000	54,923
Other (0.1%)
3 SovRisc BV	4.625%	10/31/2008	50,000	50,845

				6,052,618

Industrial (10.7%)
Basic Industry (0.6%)
Alcan, Inc.	4.500%	5/15/2013	20,000	20,325
Alcan, Inc.	7.250%	3/15/2031	21,273	23,798
Alcoa, Inc.	5.720%	2/23/2019	37,403	36,336
Alcoa, Inc.	5.870%	2/23/2022	12,597	12,269
BHP Billiton Finance	4.800%	4/15/2013	15,000	15,136
BHP Finance USA Ltd.	7.250%	3/1/2016	15,000	16,546
Dow Chemical Co.	6.125%	2/1/2011	19,000	20,170
Dow Chemical Co.	6.000%	10/1/2012	50,000	53,712
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	24,930	25,582
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	17,560	18,264
PPG Industries, Inc.	6.875%	2/15/2012	9,355	10,360
1 Rohm & Haas Co.	9.800%	4/15/2020	9,375	11,692
Weyerhaeuser Co.	7.375%	3/15/2032	25,000	23,675
Capital Goods (1.3%)
Boeing Capital Corp.	6.500%	2/15/2012	40,000	43,741
Boeing Co.	8.625%	11/15/2031	9,460	12,859
Caterpillar Financial Services Corp.	2.700%	7/15/2008	25,000	24,927
Caterpillar Financial Services Corp.	4.500%	6/15/2009	10,000	10,191
Caterpillar Financial Services Corp.	5.050%	12/1/2010	25,000	26,329
Caterpillar, Inc.	7.300%	5/1/2031	10,000	11,529
Deere & Co.	7.125%	3/3/2031	25,000	28,648
General Dynamics Corp.	4.250%	5/15/2013	40,000	40,807
General Electric Co.	5.250%	12/6/2017	41,685	42,062
Honeywell International, Inc.	7.500%	3/1/2010	41,000	44,560
3 Hutchison Whampoa
International Ltd.	6.500%	2/13/2013	50,000	52,914
John Deere Capital Corp.	5.350%	1/17/2012	40,000	42,374
John Deere Capital Corp.	5.100%	1/15/2013	40,000	42,255
Minnesota Mining &
Manufacturing Corp.	6.375%	2/15/2028	30,000	32,774
3 Siemens Financieringsmat	5.750%	10/17/2016	89,650	94,114
United Technologies Corp.	4.375%	5/1/2010	27,575	28,581
United Technologies Corp.	4.875%	5/1/2015	9,675	9,794
United Technologies Corp.	7.500%	9/15/2029	19,230	22,798
United Technologies Corp.	6.050%	6/1/2036	20,325	21,056
Communications (1.7%)
AT&T Inc.	4.125%	9/15/2009	30,000	30,382
AT&T Inc.	5.100%	9/15/2014	30,160	30,527
AT&T Inc.	6.450%	6/15/2034	73,115	73,922
AT&T Inc.	6.800%	5/15/2036	11,305	11,949
AT&T Inc.	6.500%	9/1/2037	19,675	20,008
BellSouth Corp.	4.200%	9/15/2009	10,000	10,146
BellSouth Corp.	6.000%	10/15/2011	25,000	26,771
BellSouth Corp.	5.200%	9/15/2014	20,000	20,466
BellSouth Corp.	6.550%	6/15/2034	32,225	32,577
BellSouth Corp.	6.000%	11/15/2034	11,995	11,514
BellSouth Telecommunications	7.000%	12/1/2095	27,600	28,150
Chesapeake & Potomac
Telephone Co.	7.150%	5/1/2023	10,000	10,657
Deutsche Telekom
International Finance	8.000%	6/15/2010	50,000	54,283
France Telecom	7.750%	3/1/2011	50,000	54,582
New York Times Co.	4.500%	3/15/2010	9,450	9,378
Telefonica Europe BV	7.750%	9/15/2010	50,000	54,531
Time Warner Cable Inc.	5.850%	5/1/2017	34,980	34,612
Verizon Communications Corp.	4.350%	2/15/2013	15,530	15,704
Verizon Communications Corp.	5.500%	4/1/2017	50,000	50,711
Verizon Global Funding Corp.	6.875%	6/15/2012	10,000	10,997
Verizon Global Funding Corp.	4.375%	6/1/2013	10,000	10,082
Verizon Global Funding Corp.	7.750%	12/1/2030	37,000	42,294
Verizon Global Funding Corp.	5.850%	9/15/2035	59,525	56,474
Viacom Inc.	7.700%	7/30/2010	40,000	43,307
Vodafone AirTouch PLC	7.750%	2/15/2010	10,000	10,725
Vodafone Group PLC	5.000%	12/16/2013	10,000	10,055
Vodafone Group PLC	5.375%	1/30/2015	40,000	40,308
Consumer Cyclicals (1.9%)
CVS Caremark Corp.	4.000%	9/15/2009	30,000	30,180
CVS Corp.	4.875%	9/15/2014	35,000	34,720
CVS Corp.	5.750%	6/1/2017	16,285	16,862
DaimlerChrysler North
America Holding Corp.	5.750%	9/8/2011	55,145	57,183
DaimlerChrysler North
America Holding Corp.	6.500%	11/15/2013	49,855	53,117
DaimlerChrysler North
America Holding Corp.	8.500%	1/18/2031	33,000	39,362
Federated Retail Holding	5.900%	12/1/2016	16,842	15,155
3 Harley-Davidson Inc.	3.625%	12/15/2008	50,000	50,351
Home Depot Inc.	3.750%	9/15/2009	48,000	47,654
Home Depot Inc.	4.625%	8/15/2010	12,000	12,119
Johnson Controls, Inc.	7.125%	7/15/2017	36,300	40,908
Kohl's Corp.	6.000%	1/15/2033	32,000	26,256
Lowe's Cos., Inc.	8.250%	6/1/2010	12,870	14,206
Lowe's Cos., Inc.	6.875%	2/15/2028	5,790	6,064
Lowe's Cos., Inc.	6.500%	3/15/2029	39,900	39,632
Lowe's Cos., Inc.	5.500%	10/15/2035	20,000	16,933
Lowe's Cos., Inc.	6.650%	9/15/2037	25,905	26,109
Target Corp.	3.375%	3/1/2008	10,000	10,000
Target Corp.	5.875%	3/1/2012	40,000	42,988
Target Corp.	5.125%	1/15/2013	24,025	25,048
Target Corp.	5.875%	7/15/2016	20,000	20,877
The Walt Disney Co.	6.375%	3/1/2012	20,000	21,822
The Walt Disney Co.	4.700%	12/1/2012	33,500	34,681
The Walt Disney Co.	5.625%	9/15/2016	30,000	31,565
Time Warner, Inc.	5.500%	11/15/2011	21,460	21,765
Time Warner, Inc.	7.570%	2/1/2024	20,000	21,182
Time Warner, Inc.	6.950%	1/15/2028	20,000	19,915
Toyota Motor Credit Corp.	4.250%	3/15/2010	20,000	20,686
Wal-Mart Stores, Inc.	6.875%	8/10/2009	12,000	12,693
Wal-Mart Stores, Inc.	4.125%	2/15/2011	40,000	41,007
Wal-Mart Stores, Inc.	5.250%	9/1/2035	18,000	16,151
Western Union Co.	5.930%	10/1/2016	60,000	60,883
Consumer Noncyclicals (3.4%)
Abbott Laboratories	5.600%	5/15/2011	15,000	16,008
Abbott Laboratories	4.350%	3/15/2014	30,500	30,628
Anheuser-Busch Cos., Inc.	5.000%	3/1/2019	15,000	15,025
Anheuser-Busch Cos., Inc.	6.500%	1/1/2028	19,550	20,880
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	20,000	22,004
Archer-Daniels-Midland Co.	7.000%	2/1/2031	20,130	21,666
AstraZeneca PLC	6.450%	9/15/2037	48,385	52,284
Baxter International, Inc.	5.900%	9/1/2016	12,498	13,313
Bristol-Myers Squibb Co.	5.875%	11/15/2036	60,000	58,238
3 Cargill Inc.	5.200%	1/22/2013	36,000	36,858
3 Cargill Inc.	4.375%	6/1/2013	20,400	20,143
3 Cargill Inc.	6.000%	11/27/2017	25,000	25,683
3 Cargill Inc.	6.875%	5/1/2028	19,355	19,591
3 Cargill Inc.	6.125%	4/19/2034	28,980	26,895
Clorox Co.	4.200%	1/15/2010	55,770	56,074
Coca-Cola Co.	5.350%	11/15/2017	85,000	89,730
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	40,000	42,845
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	10,075	11,060
Coca-Cola HBC Finance	5.125%	9/17/2013	43,000	44,843
Coca-Cola HBC Finance	5.500%	9/17/2015	17,440	17,784
Colgate-Palmolive Co.	7.600%	5/19/2025	13,920	16,518
ConAgra Foods, Inc.	6.750%	9/15/2011	5,982	6,447
ConAgra Foods, Inc.	5.819%	6/15/2017	9,503	9,699
Diageo Capital PLC	3.375%	3/20/2008	10,000	10,000
Diageo Capital PLC	5.200%	1/30/2013	50,590	52,462
Eli Lilly & Co.	6.000%	3/15/2012	45,000	49,161
Fortune Brands Inc.	6.250%	4/1/2008	30,000	30,063
Fortune Brands Inc.	4.875%	12/1/2013	20,000	19,770
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	35,000	35,120
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	45,000	42,660
Hershey Foods Corp.	4.850%	8/15/2015	9,620	9,537
Kimberly-Clark Corp.	4.875%	8/15/2015	30,000	30,064
Kraft Foods, Inc.	6.250%	6/1/2012	34,170	36,266
Medtronic Inc.	4.375%	9/15/2010	19,235	19,831
Medtronic Inc.	4.750%	9/15/2015	20,000	20,025
Merck & Co.	5.125%	11/15/2011	69,000	73,522
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	10,000	11,527
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	40,000	41,013
Pepsico, Inc.	5.150%	5/15/2012	50,000	53,397
Pepsico, Inc.	4.650%	2/15/2013	19,065	19,955
1 Procter & Gamble Co. ESOP	9.360%	1/1/2021	56,913	72,717
3 SABMiller PLC	6.500%	7/1/2016	50,000	53,643
Schering-Plough Corp.	5.550%	12/1/2013	39,000	41,331
Schering-Plough Corp.	6.550%	9/15/2037	10,000	10,226
Sysco Corp.	5.375%	9/21/2035	25,000	23,004
3 Tesco PLC	5.500%	11/15/2017	50,000	51,433
Unilever Capital Corp.	7.125%	11/1/2010	77,000	84,822
Unilever Capital Corp.	5.900%	11/15/2032	27,000	27,060
Wyeth	6.950%	3/15/2011	30,000	32,636
Zeneca Wilmington Inc.	7.000%	11/15/2023	29,000	34,036
Energy (0.3%)
Anadarko Petroleum Corp.	3.250%	5/1/2008	15,000	14,976
Apache Finance Canada	7.750%	12/15/2029	19,910	23,517
Conoco Funding Co.	6.350%	10/15/2011	30,000	32,772
Phillips Petroleum Co.	9.375%	2/15/2011	20,000	23,210
Suncor Energy, Inc.	7.150%	2/1/2032	20,279	21,817
Suncor Energy, Inc.	5.950%	12/1/2034	20,700	19,389
Technology (0.7%)
Cisco Systems Inc.	5.250%	2/22/2011	65,000	68,227
Hewlett-Packard Co.	5.250%	3/1/2012	75,000	78,997
Hewlett-Packard Co.	5.500%	3/1/2018	29,135	30,085
IBM International Group Capital	5.050%	10/22/2012	50,000	52,721
International Business
Machines Corp.	8.375%	11/1/2019	25,000	32,049
International Business
Machines Corp.	5.875%	11/29/2032	25,000	24,654
Intuit Inc.	5.400%	3/15/2012	19,610	20,146
Pitney Bowes Credit Corp.	8.550%	9/15/2009	41,890	45,309
Transportation (0.7%)
1 Continental Airlines, Inc.	5.983%	4/19/2022	31,465	28,161
3 ERAC USA Finance Co.	7.350%	6/15/2008	29,805	30,116
3 ERAC USA Finance Co.	5.800%	10/15/2012	12,835	12,810
3 ERAC USA Finance Co.	5.600%	5/1/2015	6,960	6,462
3 ERAC USA Finance Co.	5.900%	11/15/2015	19,500	18,371
3 ERAC USA Finance Co.	7.000%	10/15/2037	26,175	22,386
1 Federal Express Corp.	6.720%	1/15/2022	36,495	39,094
1 Southwest Airlines Co.	7.540%	6/29/2015	30,772	33,559
Southwest Airlines Co.	5.750%	12/15/2016	46,500	46,401
1 Southwest Airlines Co.	6.150%	8/1/2022	23,722	23,841
United Parcel Service of America	4.500%	1/15/2013	88,000	91,789
Industrials Other (0.1%)
Dover Corp.	6.500%	2/15/2011	26,518	28,508
Snap-On Inc.	6.250%	8/15/2011	34,990	37,876

				5,220,104

Utilities (2.6%)
Electric Utilities (2.2%)
Alabama Power Co.	4.850%	12/15/2012	42,330	44,258
Alabama Power Co.	5.550%	2/1/2017	17,650	18,482
Alabama Power Co.	5.700%	2/15/2033	15,000	14,305
Carolina Power & Light Co.	5.950%	3/1/2009	20,000	20,508
Central Illinois Public Service	6.125%	12/15/2028	54,000	51,929
Commonwealth Edison Co.	5.950%	8/15/2016	23,120	23,846
Consolidated Edison Co. of New York	5.500%	9/15/2016	20,930	21,826
Consolidated Edison Co. of New York	5.300%	12/1/2016	25,505	25,931
Consolidated Edison, Inc.	3.625%	8/1/2008	20,000	20,031
Duke Energy Carolinas LLC	5.250%	1/15/2018	9,000	9,258
3 EDP Finance BV	5.375%	11/2/2012	40,745	42,230
3 Enel Finance International	6.800%	9/15/2037	38,515	40,064
Exelon Generation Co. LLC	6.950%	6/15/2011	50,000	53,448
Florida Power & Light Co.	5.550%	11/1/2017	9,835	10,477
Florida Power & Light Co.	5.650%	2/1/2035	40,000	38,856
Florida Power & Light Co.	4.950%	6/1/2035	10,000	8,766
Florida Power & Light Co.	5.650%	2/1/2037	5,000	4,853
Florida Power & Light Co.	5.950%	2/1/2038	39,215	39,694
Florida Power Corp.	6.350%	9/15/2037	8,000	8,429
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	25,000	24,876
National Rural Utilities
Cooperative Finance Corp.	5.450%	2/1/2018	60,000	61,192
Northern States Power Co.	6.250%	6/1/2036	50,000	53,015
PacifiCorp	5.900%	8/15/2034	12,500	12,364
PacifiCorp	6.250%	10/15/2037	25,000	26,101
PECO Energy Co.	5.350%	3/1/2018	20,545	21,219
PPL Energy Supply LLC	6.200%	5/15/2016	30,000	30,791
Public Service Electric & Gas	4.000%	11/1/2008	40,500	40,632
Public Service Electric & Gas	5.800%	5/1/2037	50,000	49,222
South Carolina Electric & Gas Co.	5.800%	1/15/2033	9,000	8,755
Southern California Edison Co.	6.000%	1/15/2034	7,695	7,753
Southern California Edison Co.	5.550%	1/15/2037	43,225	40,896
Southern California Edison Co.	5.950%	2/1/2038	50,000	50,260
Southern Co.	5.300%	1/15/2012	13,300	13,938
Southwestern Electric Power	5.550%	1/15/2017	30,000	30,249
Wisconsin Electric Power Co.	4.500%	5/15/2013	21,565	22,272
Wisconsin Electric Power Co.	5.700%	12/1/2036	17,280	16,209
Wisconsin Power & Light Co.	7.625%	3/1/2010	20,000	21,919
Wisconsin Public Service	6.080%	12/1/2028	45,000	45,462
Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/2016	25,815	26,733
British Transco Finance	6.625%	6/1/2018	50,000	54,191
3 Duke Energy Field Services	6.450%	11/3/2036	30,325	29,316
KeySpan Corp.	4.650%	4/1/2013	9,000	9,118
National Grid PLC	6.300%	8/1/2016	30,000	31,350
San Diego Gas & Electric	6.000%	6/1/2026	3,600	3,675
Wisconsin Gas Co.	6.600%	9/15/2013	13,100	14,901
Utilities Other (0.1%)
UGI Utilities Inc.	5.753%	9/30/2016	37,590	38,802

				1,282,402

Total Corporate Bonds
(Cost $14,147,513)

Sovereign Bonds (U.S. Dollar-
Denominated) (1.9%)				14,270,749

3 Corporacion Nacional del Cobre	6.150%	10/24/2036	25,000	24,000
3 Emirate of Abu Dhabi	5.500%	8/2/2012	10,000	10,605
European Investment Bank	4.000%	3/3/2010	40,000	41,467
Inter-American Development Bank	4.375%	9/20/2012	40,000	42,376
Inter-American Development Bank	7.375%	1/15/2010	40,000	43,107
International Bank for Reconstruction
& Development	4.750%	2/15/2035	40,000	39,626
Japan Bank International	4.750%	5/25/2011	70,000	74,220
Japan Finance Corp.	4.625%	4/21/2015	75,000	78,925
Kreditanstalt fur Wiederaufbau	7.000%	3/1/2013	10,000	11,898
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	50,000	50,373
Oesterreichische Kontrollbank	4.250%	10/6/2010	25,000	26,487
Oesterreichische Kontrollbank	4.500%	3/9/2015	50,000	53,310
Province of British Columbia	4.300%	5/30/2013	40,000	40,883
Province of Manitoba	4.450%	4/12/2010	57,000	58,580
Province of Ontario	4.375%	2/15/2013	40,000	42,571
Province of Ontario	4.500%	2/3/2015	35,000	36,047
Province of Quebec	4.875%	5/5/2014	25,000	27,329
Province of Quebec	5.125%	11/14/2016	50,000	53,261
Quebec Hydro Electric	6.300%	5/11/2011	40,000	43,840
Republic of Italy	4.500%	1/21/2015	50,000	52,125
Republic of South Africa	6.500%	6/2/2014	21,900	22,967
State of Israel	5.500%	11/9/2016	30,000	31,892
3 Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	47,180	46,845

Total Sovereign Bonds
(Cost $915,711)				952,734

Taxable Municipal Bonds (0.9%)
Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/2021	12,985	15,221
5 Chelan County WA Public Util. Dist.	7.100%	6/1/2008	12,000	12,112
Illinois (Taxable Pension) GO	5.100%	6/1/2033	109,510	107,064
6 Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/2034	50,000	51,458
5 Oakland CA Pension Obligation	6.980%	12/15/2009	7,801	8,304
3 5 Ohana Military Communities LLC	5.780%	10/1/2036	16,360	15,222
3 5 Ohana Military Communities LLC	5.558%	10/1/2036	9,600	8,706
Oregon School Board Assn.	5.528%	6/30/2028	50,000	51,360
3 Pacific Beacon LLC Naval Base	5.379%	7/15/2026	9,000	8,361
President and Fellows of Harvard College	6.300%	10/1/2037	50,675	54,865
6 Southern California Public Power Auth.	6.930%	5/15/2017	30,000	35,659
Stanford Univ. California Rev.	7.650%	6/15/2026	29,000	35,939
Stanford Univ. California Rev.	6.875%	2/1/2024	34,745	40,538

Total Taxable Municipal Bonds
(Cost $425,776)				444,809

Temporary Cash Investments (1.5%)

Repurchase Agreement (1.4%)
BNP Paribas Securities Corp.
(Dated 2/29/2008, Repurchase Value $675,779,000,
collateralized by Federal National Mortgage Assn.
5.500%-7.000%, 2/01/2037-02/01/2038)	3.180%	3/3/2008	675,600	675,600
Money Market Fund (0.1%)
7 Vanguard Market Liquidity Fund	4.060%	33,659,940	33,660

Total Temporary Cash Investments
(Cost $709,260)				709,260

Total Investments (99.8%)
(Cost $41,581,443)				48,899,329

Other Assets and Liabilities - Net (0.2%)				94,683

Net Assets (100%)				48,994,012

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of these securities was $1,866,870,000, representing 3.8% of net assets.
4 Adjustable-rate note.
5 Scheduled principal and interest payments are guaranteed by MBIA (Municipal Bond Insurance Association).
6 Scheduled principal and interest payments are guaranteed by FSA (Financial Security Association).
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

At February 29, 2008, the cost of investment securities for tax purposes was $41,581,443,000. Net unrealized appreciation of investment securities for tax purposes was $7,317,886,000, consisting of unrealized gains of $8,814,574,000 on securities that had risen in value since their purchase and $1,496,688,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of February 29, 2008:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted Prices	30,563,226
Level 2- Other Significant Observable Inputs	18,336,103
Level 3- Significant Unobservable Inputs
Total	48,899,329

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.